Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001565543
AR Capital Global Real Estate Income Fund (First Prospectus Summary) | AR Capital Global Real Estate Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AR CAPITAL GLOBAL REAL ESTATE INCOME FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

The investment objective of the AR Capital Global Real Estate Income Fund (the ‘‘Global Real Estate Income Fund,’’ and referred to in this Fund Summary as the ‘‘Fund’’) is to provide current income with the potential for capital appreciation.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts on the Fund’s Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is contained in this Prospectus on page 41 under ‘‘How to Buy Shares — Classes of Shares Offered’’ and in the Fund’s SAI on page 48 under ‘‘Reducing Sales Charge on Class A Shares.”

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-08-01
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 212%.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	212.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on the Fund’s Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example :
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund concentrates its investments in securities of issuers in the real estate industry (also referred to herein as ‘‘real estate securities’’), including securities issued by real estate investments trusts (‘‘REITs’’) and REIT-like entities. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Adviser evaluates securities based primarily on the relative attractiveness of income and secondarily considers the potential for capital appreciation. The Adviser considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Adviser plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

The Fund invests in both equity and debt securities, and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Adviser.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Adviser anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and commercial mortgage-backed securities (‘‘CMBS’’). Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as ‘‘junk’’ bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges.

The Fund invests significantly in foreign securities. The Fund invests (at least 40% of its net assets) in real estate securities of companies that are organized or located outside of the U.S. and that principally invest in non-U.S. markets. If the Adviser deems market conditions to be unfavorable, the Fund will invest at least 30% of its net assets in such non-U.S. companies. The Fund considers a company that derives at least 50% of its revenue from investments outside the U.S. or that has at least 50% of its assets invested outside of the U.S. as principally invested in non-U.S. markets.

Under normal market conditions, the Fund expects to have investments across different countries and regions, but in no less than three different countries, including the U.S. The non-U.S. companies in which the Fund invests may include those located or invested in emerging markets. Emerging markets are typically in countries that are in the process of industrialization and have lower gross national products than more developed countries. The Fund is not limited in the extent to which it may invest in companies located or invested in emerging markets.

The Adviser expects that a portion of the Fund’s investments in non-U.S. companies will be in the form of American Depositary Receipts (‘‘ADRs’’). An ADR is a negotiable certificate that evidences an ownership interest in American Depositary Shares, which, in turn, represent an interest in the shares of a non-U.S. company that has been deposited with a U.S. bank. ADRs trade in U.S. dollars and clear through U.S. settlement systems. The ADRs in which the Fund invests are listed on a U.S. stock exchange or traded over-the-counter in the U.S. The Fund may invest in ‘‘sponsored’’ and ‘‘unsponsored’’ ADRs. Sponsored ADRs are those in which the non-U.S. company enters into an agreement directly with the U.S. depositary bank to arrange for recordkeeping, forwarding of shareholder communications, payment of dividends and other services. An unsponsored ADR is setup without the cooperation of the non-U.S. company, and may be initiated by a broker-dealer wishing to establish a U.S. trading market.

To manage the Fund’s currency exposures stemming from its investments in foreign securities, the Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, or you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks.

Real Estate Industry Concentration Risk. The Fund concentrates its investments in real estate securities. As a result, the Fund’s portfolio is significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. In particular, the value of the Fund’s shares will be impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans or poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. In addition to the general risks associated with investments in the real estate industry discussed above, investing in REITs will subject the Fund to various risks. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs could possibly fail to qualify for pass-through of income under applicable tax law. The market value of REIT shares, and the ability of REITs to distribute income, may be adversely affected by numerous factors, including, among others: rising interest rates, real estate taxes and costs; adverse changes in government regulation; changes in the national, state or local economic climates and real estate markets; and other factors beyond the control of REITs.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest. For example, the Fund may come into possession of material non-public information regarding affiliated REITs. The Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using such inside information in trading. As a result, the Fund may be unable to buy or sell an affiliated REIT’s securities at opportune times or prices.

Foreign Securities Risk. Investments in foreign securities may be adversely affected by changes in currency exchange rates; decreased liquidity; increased volatility; economic, political and social developments; difficulty in enforcing obligations; and the imposition of foreign withholding taxes on income payable on the foreign securities. In addition, there may be less publicly-available information about foreign issuers than domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. The risks associated with foreign securities can be expected to be greater for investments in emerging markets.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. A depositary receipt may be less liquid than the underlying security in its primary trading market. Holders of depositary receipts may receive limited or no shareholder communications, and may have limited or no voting rights. Investment restrictions in certain countries may adversely impact the value of depositary receipts and may cause securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. Depositary receipts may be purchased through ‘‘sponsored’’ or ‘‘unsponsored’’ facilities. Holders of unsponsored depositary receipts generally bear all costs of such depositary receipts, and the depositary is frequently under no obligation to distribute shareholder communications provided by the underlying issuer or to pass through voting rights.

Emerging Markets Securities Risk. Securities of companies located or invested in emerging markets may be more volatile than the securities of domestic issuers or the securities of foreign issuers located or invested in developed markets. The countries in which emerging markets are located often have less mature economies and government institutions. The economies of emerging markets are often heavily dependent on international trade, which may cause them to be adversely affected by trade barriers, foreign exchange controls and other protectionist measures implemented by foreign governments. Investments in emerging markets may be adversely affected by economic, political and social unrest, and are exposed to special risks, including expropriation, nationalization, confiscation, repatriation of invested capital, the imposition of investment restrictions and the lack of hedging positions. The securities and real estate markets of some emerging market countries have experienced substantial market disruptions and may do so in the future.

Currency Risk . Even though the Fund principally invests in non-U.S. markets, the Fund’s NAV is determined in U.S. dollars. As a result, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. In addition, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s NAV. Fluctuations in the exchange rates of currencies could affect a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments.

Currency Hedging Risk. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative used to hedge currency risk and its reference asset, and there can be no assurance that the Fund’s hedging transactions will be effective.Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably. In addition, the Fund’s currency exposure may not be fully-hedged at all times. The Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium- and Small-Capitalization Company Risk. Many issuers of real estate securities are medium- or small-capitalization companies, many of which may be newly formed or have limited financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. To the extent the Fund invests in medium- or small-capitalization companies, the Fund’s NAV may be more volatile when compared to investment companies that focus only on large-capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant’s value do not necessarily correspond to changes in the value of its underlying security, and the price of the warrant may be more volatile that the price of its underlying security. If a right or warrant is not exercised within a specified time period, it becomes worthless.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments on the debt securities in which the Fund has invested, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High-Yield (‘‘Junk’’) Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as ‘‘junk’’ bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, which are subject to prepayment and call risk ( i.e. , the risks that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans). Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security within seven days at the price at which the Fund values the security. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could be more difficult to value.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which the Fund invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Large Shareholder Risk. To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Limited Operating History. The Fund has a limited history of operations for investors to evaluate. The Fund’s performance during its initial period of operations may not be replicated over longer periods and is not indicative of how the Fund will perform in the future.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, or you may lose all or part of it.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

No performance information is presented because the Fund has less than a full calendar year of investment operations. Performance information gives investors some indication of the risk of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available at the Fund’s website, www.arcincomefunds.com . The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information gives investors some indication of the risk of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has less than a full calendar year of investment operations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AR Capital Global Real Estate Income Fund (First Prospectus Summary) | AR Capital Global Real Estate Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	[1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	3.68%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.85%
Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 598
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,558
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,521
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	4,941
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	598
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,558
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,521
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,941
AR Capital Global Real Estate Income Fund (First Prospectus Summary) | AR Capital Global Real Estate Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)	[5]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	3.68%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.60%
Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,374
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,504
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	5,270
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,374
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,504
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 5,270

[1]	The initial sales charge may be waived for purchases by certain types of accounts, including fee-based advisory accounts.
[2]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[3]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	National Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the “Other Expenses” to 0.35% of average daily net assets of the Fund’s shares (referred to in this Fund Summary as the ‘‘Expense Cap’’). The Expense Cap will remain in effect through at least August 1, 2016, and may be terminated before that date only by the Board of Trustees (also referred to herein as the ‘‘Board’’) of the Realty Capital Income Funds Trust (the ‘‘Trust’’). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid. The Adviser’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid.
[5]	For Class C shares, no deferred sales charge applies after one year.